General information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jun. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of General Information [Abstract]
Initial Public Offering, number of shares issued (in shares)	3,000,000	3,145,656	7,545,800
Initial Public Offering, price per share (in USD per share)	$ 21.25
Inital Public Offering, gross proceeds	$ 63.8